RECEIVABLES	6 Months Ended
Jun. 30, 2024
Schedule Of Amounts Receivable
RECEIVABLES

5.	RECEIVABLES

As at	June 30, 2024	December 31, 2023
Trade accounts receivable	$961,348	$610,443
Sales tax receivable	73,241	39,169
	$1,034,589	$649,612
Current portion	$878,389	$649,612
Long term portion	156,200	-
	$1,034,589	$649,612

During the six months ended June 30, 2024, the Company recorded a provision for doubtful accounts of $nil (2023 – $198,513).

The long-term receivable represents a refundable deposit that the Company has asked to have returned . The agreement allows for a two-year repayment term once the request has been made.